Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Valuation allowance	$ 3,707,688	$ 4,691,880
Operating loss carryforwards, description			The net operating loss carryforwards generated prior to 2018 begin expiring in 2033 for federal and 2030 for state income tax purposes.
Tax credit carryforwards, description			NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions.